FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Marketable equity securities and other stocks	R$ 5,718,967	R$ 4,564,663
Total	5,718,967	4,564,663
Cost [Member]
IfrsStatementLineItems [Line Items]
Marketable equity securities and other stocks	6,583,814	6,781,513
Total	6,583,814	6,781,513
Adjustments To Fair Value [Member]
IfrsStatementLineItems [Line Items]
Marketable equity securities and other stocks	(864,847)	(2,216,850)
Total	R$ (864,847)	R$ (2,216,850)